Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company [Line Items]
PRC subsidiaries exceeded	25.00%
People's Republic of China [Member]
Condensed financial information of the parent company [Line Items]
PRC subsidiaries exceeded	25.00%